Note 10 - Issued Capital - Schedule of Issued Capital (Details) (Parentheticals) - shares	Jun. 30, 2026	Jun. 30, 2025
Ordinary shares [member]
Statement Line Items [Line Items]
Number of options over fully paid shares (in shares)	217,508,862	9,127,370,686
Options [member]
Statement Line Items [Line Items]
Number of options over fully paid shares (in shares)	0	0